GOODWILL AND INTANGIBLE ASSETS (Narrative) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Goodwill And Intangible Assets [Abstract]
Increase in gross intangible assets	$ 3,204,000
Capital expenditures	3,219,000	$ 3,294,000
Foreign exchange differences	$ 15,000	$ 25,000